As filed with the Securities and Exchange Commission on February 20, 2024

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 124	☒

AMG FUNDS I

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500

Stamford, Connecticut 06901

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 548-4539

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 122 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely to designate March  1, 2024 as the new effective date for the Registration Statement of AMG Systematica Managed Futures Strategy Fund, a series of AMG Funds I, filed in Post-Effective Amendment No. 120 on December 8, 2023 pursuant to Rule 485(a) under the 1933 Act. Unless otherwise indicated herein, this Post-Effective Amendment No. 122 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 120.

AMG FUNDS I

AMG SYSTEMATICA MANAGED FUTURES STRATEGY FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A of AMG Funds I (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 122 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 8, 2023 (“Amendment No. 120/122”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No.  120/122 to the Trust’s Registration Statement on Form N-1A filed with the SEC on December 8, 2023.

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of AMG Funds I (formerly Managers Trust I)

(the “Registrant” or the “Trust”)

Item 28.	Exhibits.

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated December 13, 2013. (xiv)

(a)(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 21, 2014. (xv)

(a)(3)	Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated March 18, 2021. (xxx)

(b)	By-Laws of the Trust. (xxix)

(c)	(i) Articles III and V, Sections 2, 4 and 5 of Article VIII, and Sections 1, 4, 5 and 8 of Article IX of the Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, incorporated by reference herein as Exhibit (a)(1); and (ii) Articles 10, 11, 12 and 13 of the By-Laws of the Trust, incorporated by reference herein as Exhibit (b).

(d)(1)	Investment Management Agreement between AMG Funds LLC (formerly Managers Investment Group LLC, which was formerly The Managers Funds LLC) and AMG Funds I relating to AMG Veritas Global Focus Fund (formerly AMG FQ Tax-Managed U.S. Equity Fund, which was formerly Managers AMG FQ Tax-Managed U.S. Equity Fund, which was formerly First Quadrant Tax-Managed Equity Fund), dated as of July 31, 2003. (v)

(d)(2)	Amendment No. 1 to the Investment Management Agreement between AMG Funds LLC and AMG Funds I, dated as of July 1, 2015. (xvii)

(d)(3)	Amendment No. 2 to the Investment Management Agreement between AMG Funds LLC and AMG Funds I, dated as of October 1, 2016. (xix)

(d)(4)	Form of Fund Management Agreement between AMG Funds LLC and AMG Funds I. (iii)

(d)(5)	Amendment No. 1 to the Fund Management Agreement between AMG Funds LLC and AMG Funds I, dated as of July 1, 2015. (xvii)

(d)(6)	Amendment No. 2 to the Fund Management Agreement between AMG Funds LLC and AMG Funds I, dated as of October 1, 2016. (xxii)

(d)(7)	Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG GW&K Core Bond ESG Fund (formerly AMG GW&K Core Bond Fund, which was formerly AMG Managers Total Return Bond Fund, which was formerly Managers PIMCO Bond Fund, which was formerly Managers Fremont Bond Fund). (xvii)

Item 28.	Exhibits.

(d)(8)	Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Frontier Small Cap Growth Fund (formerly Managers Frontier Small Cap Growth Fund, which was formerly Managers Small Cap Fund). (xxiii)

(d)(9)	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Core Bond ESG Fund . (xvi)

(d)(10)	Subadvisory Agreement between AMG Funds LLC and Frontier Capital Management Co., LLC with respect to AMG Frontier Small Cap Growth Fund. (vii)

(d)(11)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Frontier Capital Management Co., LLC with respect to AMG Frontier Small Cap Growth Fund. (xxi)

(d)(12)	Form of Letter Agreement to Subadvisory Agreement between AMG Funds LLC and Frontier Capital Management Co., LLC with respect to AMG Frontier Small Cap Growth Fund. (xxiii)

(d)(13)	Form of Letter Agreement to the Investment Management Agreement between AMG Funds I and AMG Funds LLC with respect to AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund, which was formerly Brandywine Fund) and AMG Veritas Global Real Return Fund (formerly AMG Managers Brandywine Blue Fund, which was formerly Brandywine Blue Fund). (xii)

(d)(14)	Form of Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund, which was formerly Managers Micro-Cap Fund, which was formerly Managers Fremont Micro-Cap Fund). (xxv)

(d)(15)	Form of Letter Agreement to the Investment Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Veritas Global Focus Fund. (xxxi)

(d)(16)	Letter Agreement to the Investment Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Boston Common Global Impact Fund. (xxxi)

(d)(17)	Form of Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I relating to AMG Veritas China Fund. (xxxi)

(d)(18)	Subadvisory Agreement between AMG Funds LLC and Boston Common Asset Management, LLC with respect to AMG Boston Common Global Impact Fund . (xxxi)

(d)(19)	Form of Subadvisory Agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund, which was formerly AMG FQ U.S. Equity Fund, which was formerly Managers AMG FQ U.S. Equity Fund). (xxxi)

Item 28.	Exhibits.

(d)(20)	Form of Subadvisory Agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to AMG Veritas China Fund. (xxxi)

(d)(21)	Form of Subadvisory Agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to AMG Veritas Global Focus Fund. (xxxi)

(d)(22)	Subadvisory Agreement between AMG Funds LLC and Veritas Asset Management LLP with respect to AMG Veritas Global Real Return Fund. (xxxi)

(d)(23)	Form of Letter Agreement to Fund Management Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Systematica Managed Futures Strategy Fund and AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(d)(24)	Form of Subadvisory Agreement between AMG Funds LLC and Systematica Investments Limited, acting as general partner of Systematica Investments LP, with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(d)(25)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments GP Limited with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(d)(26)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments Singapore Pte. Ltd with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(d)(27)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments UK LLP with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(d)(28)	Form of Subadvisory Agreement between AMG Funds LLC and Systematica Investments Limited, acting as general partner of Systematica Investments LP, with respect to AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(d)(29)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments GP Limited with respect to AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(d)(30)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments Singapore Pte. Ltd with respect to AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(d)(31)	Form of Sub-Subadvisory Agreement between Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Systematica Investments UK LLP with respect to AMG Systematica Subsidiary Fund I. (to be filed by amendment)

Item 28.	Exhibits.

(e)(1)	Amended and Restated Distribution Agreement between AMG Distributors, Inc. and AMG Funds I, on behalf of each of its series, dated as of September 17, 2015. (xvii)

(e)(2)	Letter Agreement to Amended and Restated Distribution Agreement, dated as of July 1, 2019. (xxvi)

(e)(3)	Letter Agreement to Amended and Restated Distribution Agreement, dated as of July 1, 2021. (xxxii)

(e)(4)	Form of Letter Agreement to Amended and Restated Distribution Agreement with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(f)	Not Applicable.

(g)(1)	Custody Agreement between The Bank of New York Mellon and AMG Funds I. (xx)

(g)(2)	Amendment to the Custody Agreement between The Bank of New York Mellon and AMG Funds I and to the Transfer Agency and Shareholder Services Agreement between BNY Mellon Investment Servicing (US) Inc. and AMG Funds I relating to AMG River Road Large Cap Value Select Fund. (xx)

(g)(3)	Foreign Custody Manager Agreement between AMG Funds I, on behalf of each of its series, and the Bank of New York. (xi)

(h)(1)	Amended and Restated Administration Agreement between the Registrant and AMG Funds LLC, dated October 1, 2016. (xix)

(h)(2)	Form of Letter Agreement to Amended and Restated Administration Agreement with respect to AMG Systematica Managed Futures Strategy Fund and AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(h)(3)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Frontier Small Cap Growth Fund . (xxv)

(h)(4)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Veritas Global Focus Fund . (xxxi)

(h)(5)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Veritas China Fund. (xxxi)

(h)(6)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG GW&K Core Bond ESG Fund. (xxv)

(h)(7)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG River Road Large Cap Value Select Fund. (xxxi)

(h)(8)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Boston Common Global Impact Fund . (xxxi)

(h)(9)	Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Veritas Global Real Return Fund. (xxxi)

Item 28.	Exhibits.

(h)(10)	Form of Expense Limitation and Recoupment Agreement between AMG Funds LLC and AMG Funds I with respect to AMG Systematica Managed Futures Strategy Fund and AMG Systematica Subsidiary Fund I. (to be filed by amendment)

(h)(11)	Transfer Agency and Shareholder Services Agreement between AMG Funds I and BNY Mellon Investment Servicing (US) Inc. (xx)

(h)(12)	BlackRock Rule 12d1-4 Fund of Funds Investment Agreement. (xxxii)

(h)(13)	VanEck Rule 12d1-4 Fund of Funds Investment Agreement. (xxxiii)

(h)(14)	Vanguard Rule 12d1-4 Fund of Funds Investment Agreement. (xxxiii)

(h)(15)	Fund of Funds Investment Agreement – Select Sector SPDR Trust. (xxxiii)

(h)(16)	Fund of Funds Investment Agreement – SPDR Series Trust, SPDR Index Shares Fund, SSGA Active Trust. (xxxiii)

(i)(1)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered. (i) (P)

(i)(2)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered of AMG Veritas Global Focus Fund. (ii)

(i)(3)	Opinion and Consent of Goodwin Procter LLP with respect to shares of AMG Frontier Small Cap Growth Fund, AMG Veritas China Fund, AMG GW&K Core Bond ESG Fund and AMG River Road Large Cap Value Select Fund. (iv)

(i)(4)	Opinion and Consent of Ropes & Gray LLP with respect to AMG Boston Common Global Impact Fund and AMG Veritas Global Real Return Fund. (xiii)

(i)(5)	Opinion and Consent of Ropes & Gray LLP with respect to AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

(j)(1)	Consent of independent registered public accounting firm. (to be filed by amendment)

(j)(2)	Power of Attorney for Trustees and certain Officers. (xxxvi)

(k)	Not applicable.

(l)	Initial Capital Agreements. (i) (P)

(m)(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 with respect to AMG Veritas Global Focus Fund, AMG Frontier Small Cap Growth Fund, AMG GW&K Core Bond ESG Fund and AMG River Road Large Cap Value Select Fund. (xxxii)

(m)(2)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 with respect to AMG Veritas Global Focus Fund, AMG Frontier Small Cap Growth Fund, AMG GW&K Core Bond ESG Fund, AMG River Road Large Cap Value Select Fund, and AMG Systematica Managed Futures Strategy Fund. (to be filed by amendment)

Item 28.	Exhibits.

(n)(1)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to AMG Boston Common Global Impact Fund, AMG Veritas Global Focus Fund, AMG Frontier Small Cap Growth Fund, AMG GW&K Core Bond ESG Fund, AMG River Road Large Cap Value Select Fund, AMG Veritas China Fund, and AMG Veritas Global Real Return Fund. (xxxii)

(n)(2)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to AMG Boston Common Global Impact Fund, AMG Veritas Global Focus Fund, AMG Frontier Small Cap Growth Fund, AMG GW&K Core Bond ESG Fund, AMG River Road Large Cap Value Select Fund, AMG Systematica Managed Futures Strategy Fund, AMG Veritas China Fund, and AMG Veritas Global Real Return Fund. (to be filed by amendment)

(p)(1)	Code of Ethics of AMG Funds I. (xxi)

(p)(2)	Code of Ethics of AMG Funds LLC and AMG Distributors, Inc. (xxi)

(p)(3)	Code of Ethics of Frontier Capital Management Co., LLC. (xxvii)

(p)(4)	Code of Ethics of GW&K Investment Management, LLC. (xxvii)

(p)(5)	Code of Ethics of Boston Common Asset Management, LLC. (xxxi)

(p)(6)	Code of Ethics of River Road Asset Management, LLC. (xxxv)

(p)(7)	Code of Ethics of Veritas Asset Management LLP. (xxxi)

(p)(8)	Code of Ethics of Systematica Investments Limited, Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP. (to be filed by amendment)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909, 811-6520 (filed April 14, 1992).

(ii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2004).

(iii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 29, 2004).

(iv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 18, 2005).

(v)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed March 1, 2006).

(vi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2008).

(vii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 18, 2009).

(viii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 26, 2010).

Item 28.	Exhibits.

(ix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2011).

(x)	Reserved.

(xi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 29, 2012).

(xii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed June 13, 2013).

(xiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed September 30, 2013).

(xiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2014).

(xv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 30, 2014).

(xvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed May 8, 2015).

(xvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 3, 2015).

(xviii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 28, 2016).

(xix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 2, 2016).

(xx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 27, 2017).

(xxi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 27, 2017).

(xxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed June 16, 2017).

(xxiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2018).

(xxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed December 28, 2018).

(xxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2019).

(xxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 28, 2020).

(xxvii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2020).

Item 28.	Exhibits.

(xxviii)	Reserved.

(xxix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed March 22, 2021).

(xxx)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed April 30, 2021).

(xxxi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed May 21, 2021).

(xxxii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 28, 2022).

(xxxiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2022).

(xxxiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 27, 2023).

(xxxv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed February 28, 2023).

(xxxvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06520 (filed January 26, 2024).

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Covered Person or by reason of his or her being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with AMG Distributors, Inc. and any amendments thereto, attached as Exhibits (e)(1), (e)(2), (e)(3), and (e)(4), which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

AMG Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. AMG Funds LLC is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and a wholly owned subsidiary serves as its managing member. AMG Funds LLC serves as an investment adviser to and distributor of shares of investment companies registered under the Investment Company Act of 1940 and to various separate accounts. AMG Funds LLC also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of AMG Funds LLC are listed in Schedule A and Schedule D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of AMG Funds LLC Form ADV is 801-56365.

AMG Funds LLC has hired one or more Subadvisers for each series of the Trust. The business and other connections of the officers and directors of each Subadviser are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Each Subadviser is an affiliate of AMG Funds LLC and the Registrant. Each of

Frontier Capital Management Co., LLC, GW&K Investment Management, LLC, River Road Asset Management, LLC and Veritas Asset Management LLP is indirectly majority owned by AMG. AMG indirectly holds a minority interest in Boston Common Asset Management, LLC and Systematica Investments Limited.

Subadviser	File Number	Funds
Boston Common Asset Management, LLC	801-61564	AMG Boston Common Global Impact Fund

Frontier Capital Management Co., LLC	801-15724	AMG Frontier Small Cap Growth Fund

GW&K Investment Management, LLC	801-61559	AMG GW&K Core Bond ESG Fund

River Road Asset Management, LLC	801-64175	AMG River Road Large Cap Value Select Fund

Systematica Investments Limited	801-80621	AMG Systematica Managed Futures Strategy Fund; AMG Systematica Subsidiary Fund I

Systematica Investments GP Limited	801-111694	AMG Systematica Managed Futures Strategy Fund; AMG Systematica Subsidiary Fund I

Systematica Investments Singapore Pte. Ltd	801-111693	AMG Systematica Managed Futures Strategy Fund; AMG Systematica Subsidiary Fund I

Systematica Investments UK LLP	801-111692	AMG Systematica Managed Futures Strategy Fund; AMG Systematica Subsidiary Fund I

Veritas Asset Management LLP	801-89169	AMG Veritas China Fund; AMG Veritas Global Focus Fund; AMG Veritas Global Real Return Fund

Item 32. Principal Underwriters.

(a)

AMG Distributors, Inc. acts as principal underwriter for the Registrant. AMG Distributors, Inc. also acts as principal underwriter for AMG Funds (formerly Managers AMG Funds), AMG Funds II (formerly Managers Trust II), AMG Funds III (formerly The Managers Funds), AMG Funds IV (formerly Aston Funds), AMG Pantheon Fund, LLC, Tweedy, Browne Fund Inc. and Tweedy, Browne Value Funds SICAV (an offshore fund series not offered to U.S. persons).

(b)	The following information relates to the directors, officers and partners of AMG Distributors, Inc.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Aaron Galis c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Thomas Hopkins c/o AMG Funds LLC 680 Washington Boulevard, Suite 500 Stamford, Connecticut 06901	Finance and Operations Principal and Principal Financial Officer	None

Rachel Jacobs c/o AMG Funds LLC 680 Washington Boulevard, Suite 500 Stamford, Connecticut 06901	Head of Client Solutions and Principal	None

Keitha L. Kinne c/o AMG Funds LLC 680 Washington Boulevard, Suite 500 Stamford, Connecticut 06901	President, Principal and Chief Operating Officer	President, Chief Executive Officer, Principal Executive Officer and Chief Operating Officer

Kavita Padiyar c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Patrick Spellman c/o AMG Funds LLC 680 Washington Boulevard, Suite 500 Stamford, Connecticut 06901	Chief Compliance Officer	Chief Compliance Officer, Sarbanes-Oxley Code of Ethics Compliance Officer and Anti-Money Laundering Compliance Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder and the Commodity Exchange Act and the rules thereunder will be kept by the Registrant and each Subadviser at the following offices:

(1)

At the offices of the Registrant at 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901, at the offices of the Custodian, The Bank of New York Mellon, 6023 Airport Road, Oriskany, New York 13424, and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., Attn: 534426, AIM 154-0520, 500 Ross Street, Pittsburgh, Pennsylvania 15262.

(2)	Boston Common Asset Management, LLC, 200 State Street, 7th Floor, Boston, Massachusetts 02109.

(3)	Frontier Capital Management Co., LLC, 99 Summer Street, Boston, Massachusetts 02110.

(4)	GW&K Investment Management, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116.

(5)	River Road Asset Management, LLC, Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202.

(6)	Systematica Investments Limited, First Floor, 29 Esplanade, St Helier, Jersey, JE2 3QA.

(7)	Systematica Investments GP Limited, First Floor, 29 Esplanade, St Helier, Jersey, JE2 3QA.

(8)	Systematica Investments Singapore Pte. Ltd, Winsland House, 3 Killiney Road, #07-04, Singapore, 239519

(9)	Systematica Investments UK LLP, Equitable House, 47 King William Street, London, EC4R 9AF

(10)	Veritas Asset Management LLP, 1 Smart’s Place, London WC2B 5LW.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

(a)

The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant’s outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford, and State of Connecticut, on the 20th day of February, 2024.

AMG FUNDS I

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jill R. Cuniff*	Trustee	February 20, 2024
Jill R. Cuniff

/s/ Kurt A. Keilhacker*	Trustee	February 20, 2024
Kurt A. Keilhacker

/s/ Peter W. MacEwen*	Trustee	February 20, 2024
Peter W. MacEwen

/s/ Steven J. Paggioli*	Trustee	February 20, 2024
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	February 20, 2024
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	February 20, 2024
Victoria L. Sassine

/s/ Garret W. Weston*	Trustee	February 20, 2024
Garret W. Weston

/s/ Keitha L. Kinne	President and	February 20, 2024
Keitha L. Kinne	Principal Executive Officer
(Principal Executive Officer)

/s/ Thomas Disbrow	Treasurer,	February 20, 2024
Thomas Disbrow	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Thomas Disbrow
Thomas Disbrow

*

Pursuant to the Power of Attorney for Trustees and certain Officers incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909 and 811-06520 (filed January 26, 2024).

Date: February 20, 2024